UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 13.5%
Media - 10.3%
Charter Communications Inc., Class A Shares	109,721	$25,770,171	*
DISH Network Corp., Class A Shares	749,417	40,033,856	*
SES, FDR	775,296	16,969,667	(a)
Time Warner Inc.	561,483	43,037,672
Twenty-First Century Fox Inc., Class B Shares	1,160,961	31,380,776

Total Media		157,192,142

Multiline Retail - 1.6%
Target Corp.	335,494	25,272,763

Specialty Retail - 1.6%
Home Depot Inc.	173,503	23,985,054

TOTAL CONSUMER DISCRETIONARY		206,449,959

CONSUMER STAPLES - 9.2%
Beverages - 1.0%
Anheuser-Busch InBev NV, ADR	122,965	15,916,590

Food & Staples Retailing - 3.3%
CVS Health Corp.	539,873	50,057,025

Household Products - 1.2%
Kimberly-Clark Corp.	137,806	17,852,767

Tobacco - 3.7%
Philip Morris International Inc.	339,189	34,007,089
Reynolds American Inc.	460,754	23,065,345

Total Tobacco		57,072,434

TOTAL CONSUMER STAPLES		140,898,816

ENERGY - 12.0%
Energy Equipment & Services - 5.2%
Halliburton Co.	806,423	35,208,428
National-Oilwell Varco Inc.	520,059	16,823,909
Schlumberger Ltd.	336,820	27,120,746

Total Energy Equipment & Services		79,153,083

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	277,366	28,424,468
Exxon Mobil Corp.	374,225	33,287,314
Royal Dutch Shell PLC, ADR, Class A Shares	366,855	18,999,420
Suncor Energy Inc.	869,534	23,399,160

Total Oil, Gas & Consumable Fuels		104,110,362

TOTAL ENERGY		183,263,445

FINANCIALS - 23.3%
Banks - 10.1%
Citigroup Inc.	467,923	20,499,707
JPMorgan Chase & Co.	768,173	49,140,027
U.S. Bancorp	893,485	37,678,262
Wells Fargo & Co.	984,099	47,207,229

Total Banks		154,525,225

Capital Markets - 2.7%
Bank of New York Mellon Corp.	433,215	17,068,671
State Street Corp.	358,731	23,597,325

Total Capital Markets		40,665,996

Consumer Finance - 3.8%
American Express Co.	437,815	28,221,555
Capital One Financial Corp.	226,406	15,187,315
Synchrony Financial	551,723	15,382,037	*

Total Consumer Finance		58,790,907

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Insurance - 5.2%
Marsh & McLennan Cos. Inc.	405,233	$26,644,070
MetLife Inc.	364,587	15,582,448
Progressive Corp.	328,008	10,663,540
Travelers Cos. Inc.	226,977	26,379,267

Total Insurance		79,269,325

Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	202,946	23,495,058

TOTAL FINANCIALS		356,746,511

HEALTH CARE - 13.5%
Biotechnology - 2.1%
Amgen Inc.	181,670	31,252,690

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	236,030	20,107,396
Anthem Inc.	219,852	28,875,362
UnitedHealth Group Inc.	118,680	16,994,976

Total Health Care Providers & Services		65,977,734

Pharmaceuticals - 7.1%
Johnson & Johnson	251,678	31,517,636
Merck & Co. Inc.	644,976	37,834,292
Novartis AG, ADR	178,331	14,847,839
Teva Pharmaceutical Industries Ltd., ADR	459,854	24,602,189

Total Pharmaceuticals		108,801,956

TOTAL HEALTH CARE		206,032,380

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.5%
Honeywell International Inc.	367,430	42,743,132
United Technologies Corp.	243,547	26,217,835

Total Aerospace & Defense		68,960,967

Industrial Conglomerates - 2.5%
General Electric Co.	1,235,038	38,459,083

Machinery - 2.3%
Illinois Tool Works Inc.	308,220	35,568,588

TOTAL INDUSTRIALS		142,988,638

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.6%
Motorola Solutions Inc.	341,515	23,694,311

Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity Ltd.	418,132	25,204,997

IT Services - 2.1%
International Business Machines Corp.	74,485	11,963,780
Xerox Corp.	1,975,546	20,348,124

Total IT Services		32,311,904

Software - 3.0%
Microsoft Corp.	480,320	27,224,538
Nuance Communications Inc.	1,207,001	19,396,506	*

Total Software		46,621,044

Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	891,382	25,208,283

TOTAL INFORMATION TECHNOLOGY		153,040,539

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
MATERIALS - 5.7%
Chemicals - 1.0%
Air Products & Chemicals Inc.		97,989	$14,641,516

Construction Materials - 1.7%
Martin Marietta Materials Inc.		127,900	25,918,935

Containers & Packaging - 1.7%
Crown Holdings Inc.		502,345	26,609,215	*

Metals & Mining - 1.3%
Freeport-McMoRan Inc.		1,584,490	20,534,990

TOTAL MATERIALS			87,704,656

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy		231,810	25,934,903

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,000,757,391)			1,503,059,847

	RATE
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $27,889,518)	0.460%	27,889,518	27,889,518

TOTAL INVESTMENTS - 100.0% (Cost - $1,028,646,909#)			1,530,949,365
Other Assets in Excess of Liabilities - 0.0%			130,050

TOTAL NET ASSETS - 100.0%			$1,531,079,415

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$189,480,292	$16,969,667	—	$206,449,959
Other Common Stocks	1,296,609,888	—	—	1,296,609,888

Total Long-Term Investments	$1,486,090,180	$16,969,667	—	$1,503,059,847

Short-Term Investments†	$27,889,518	—	—	$27,889,518

Total Investments	$1,513,979,698	$16,969,667	—	$1,530,949,365

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $16,969,667 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$532,167,019
Gross unrealized depreciation	(29,864,563)

Net unrealized appreciation	$502,302,456

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016